FAIR VALUE ACCOUNTING (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Jun. 01, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill		$ 620,921		$ 620,921	$ 574,764
Undiscounted range description				The Cash Earn-Out was determined using a discounted cash flow approach within a scenario analysis and had an undiscounted range of outcomes between $0 and $5.4 million. The Additional Earn-Out Shares were valued using a Monte Carlo simulation and had an undiscounted range of outcomes between $0 and $6.4 million.
Stock Issued During Period, Value, Other			$ 47	$ 27	$ (17)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of cash and additional earn-out shares						$ 11,700
Value of cash and additional earn-out shares reduced		$ 2,100
Shares Issued, Price Per Share		$ 9.93		$ 9.93
Fair Value, Inputs, Level 3 [Member] | Subsequent Event [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of additional earn out shares issued	145,039
Stock Issued During Period, Value, Other	$ 700
Sahara Petroleum Services Company SAE [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill		$ 46,200		$ 46,200